RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - CAD ($)	Jan. 31, 2018	Jan. 31, 2017
Disclosure of transactions between related parties [line items]
Amounts payable to related parties	$ 39,865	$ 114,322
Directors [Member]
Disclosure of transactions between related parties [line items]
Amounts payable to related parties	29,250	88,500
Oniva International Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Amounts payable to related parties	10,615	19,654
Sampson Engineering Inc. [Member]
Disclosure of transactions between related parties [line items]
Amounts payable to related parties		918
Intermark Capital Corp. [Member]
Disclosure of transactions between related parties [line items]
Amounts payable to related parties		$ 5,250